Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2.       Significant Accounting Policies

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company separately presents certain transactions, which are recorded directly as components of stockholders' equity. Other Comprehensive Income / (Loss) is presented in a separate statement.

  Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company's accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents may also include compensating cash balances kept against the Company's loan facilities that are not deemed to be sufficiently material to require segregation on the balance sheet.  Such balances at December 31, 2015 and 2014 amounted to $21,500 and $19,500 in the aggregate and consisted of minimum cash deposits required to be maintained at all times under the Company's loan facilities (Note 9).

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, ballast bonus billings, if any, hold cleanings and extra voyage insurance, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2015 and 2014.

  Loan Receivable from Related Parties: The amounts shown as Due from related parties, current and non-current, in the consolidated balance sheet as at December 31, 2015 and 2014, (Note 4(b)) represent amounts receivable from Diana Containerships Inc. with respect to a loan agreement with a wholly owned subsidiary of Diana Containerships Inc., net of any provision for credit losses. Interest income and fees, deriving from the agreement are recorded in the accounts as incurred. Costs incurred for the loan documentation were expensed as incurred. At each balance sheet date, amounts due under the aforementioned loan agreement are assessed for purposes of determining the appropriate provision for credit losses. In order to estimate the allowance for credit losses, the Company assesses at each period end the ability of Diana Containerships to meet its obligations under the loan agreement by taking into consideration existing economic conditions, the current financial condition of Diana Containerships Inc. and historical losses, if any, and any other risks/factors that may affect its future financial condition and its ability to meet its obligations. No provision for credit losses was established as of December 31, 2015 and 2014, since there was no indication that Diana Containerships Inc. will not be able to meet its obligations under the loan agreement.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

  Property and equipment: The Company owns the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation. The building has an estimated useful life of 55 years with no residual value. Depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles which consist of motor scooters and a car. The useful life of the car is 10 years, of the office furniture, equipment and the scooters is 5 years; and of the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

  Prepaid Charter Revenue: When the Company acquires a vessel with a time charter attached and the present value of the contractual cash flows of the time charter assumed is greater than its current fair value with reference to market data, the difference, capped to the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue. Prepaid charter revenue is amortized to revenue over the period of the time charter assumed and is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable (Note 8).

  Impairment of Long-Lived Assets: Long-lived assets (vessels, land, and building) and certain identifiable intangibles held and used by an entity are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset over its remaining useful life and its eventual disposition is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

  With respect to the vessels, the Company determines undiscounted projected net operating cash flows for each vessel by considering the historical and estimated vessels' performance and utilization, assuming (i) future revenues calculated for the fixed days, using the fixed charter rate of each vessel from existing time charters and for the unfixed days, the most recent 10 year average of historical 1 year time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of brokerage commissions. Historical ten-year blended average one-year time charter rates are in line with the Company's overall chartering strategy, they reflect the full operating history of vessels of the same type and particulars with the Company's operating fleet and they cover at least a full business cycle; (ii) expected outflows for scheduled vessels' maintenance; (iii) vessel operating expenses increasing annually by an annual inflation rate of 3%, which approximates current projections for global inflation rate; (iv) effective fleet utilization of 98% taking into account the period each vessel is expected to remain off hire for scheduled maintenance (dry docking and special surveys) and 1% off hire days (other than for dry docking and special surveys) each year, assumptions in line with the Company's historical performance and its expectations for future fleet utilization under its current fleet deployment strategy.

  The Company concluded based on this exercise that step two of the impairment analysis was not required and has not identified any facts or circumstances that would require the write down of vessel values as at December 31, 2015 or in the near future and no impairment loss has been identified or recorded for 2015, 2014 and 2013.

  With respect to the land and building, the Company determines undiscounted projected net operating cash flows by considering an estimated monthly rent the Company would have to pay in order to lease a similar property, during the useful life of the building. As at December 31, 2015, 2014 and 2013, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future.

  Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees relating to drawn loan facilities are amortized to interest and finance costs over the life of the related debt using the effective interest method and fees incurred for loan facilities not used at the balance sheet date are amortized using the straight line method according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred, unless they relate to loans obtained to finance vessels under construction, in which case they are capitalized to the vessels' cost.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, trade accounts receivable and the loan receivable from a related party. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits its credit risk with the loan receivable by performing ongoing credit evaluations of Diana Containerships' financial condition. The loan agreement is guaranteed by Diana Containerships but does not have any collateral and the Company has not entered into any agreement to mitigate credit risk.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Income representing ballast bonus payments by the charterer to the vessel owner is recognized in the period earned. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Compensation due to earlier redelivery than the minimum period agreed in the charter party is recognized in the period earned. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. Deferred revenue may also include deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis, or the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

  Earnings / (loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Fair Value Measurements: The Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

  Level 1:        Quoted market prices in active markets for identical assets or liabilities;

  Level 2:        Observable market based inputs or unobservable inputs that are corroborated by market data;

  Level 3:        Unobservable inputs that are not corroborated by market data.

  Share Based Payments: The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is re-measured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re-measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement, novated in March 2012, and terminated in May 2014, to manage its exposure to interest rate changes related to its borrowings. The collar agreement was considered as an economic hedge agreement as it did not meet the criteria of hedge accounting; therefore, the changes in its fair value were recognized in earnings (Note 16).

  Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity.

  Variable Interest Entities: The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2015 and 2014.

Recent Accounting Pronouncements

  In August 2014, the FASB issued Accounting Standards Update ("ASU" or “Update”) No. 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

  In February 2015, the FASB issued the ASU 2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis”, which amends the criteria for determining which entities are considered VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. The ASU is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted. Management does not expect the adoption of this ASU to have a material impact on Company's results of operations, financial position or cash flows.

  In July 2015, the FASB issued ASU No. 2015-11 –Inventory. ASU 2015-11 is part of FASB Simplification Initiative. Current guidance requires an entity to measure inventory at the lower of cost or market. Market could be the replacement cost, net realizable value or net realizable value less an approximately normal profit margin. Under this Update, the entities will be required to measure inventory at the lower of cost or net realizable value. Net realizable value is defined as estimate selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The amendments under the Update more closely align measurement of inventory in US GAAP with the measurement of inventory in IFRS. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments of this Update should be applied prospectively with early application permitted. Management does not expect the adoption of this ASU to have a material impact on Company's results of operations, financial position or cash flows.

  In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. Management is in the process of assessing the impact of the new standard on the Company's consolidated financial position and performance.

  In March 2016, the FASB issued ASU No. 2016-07 “Investments—Equity Method and Joint Ventures“ to simplify the accounting for equity method investments. The amendments in the Update eliminate the requirement in Topic 323 that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. For public companies, the new standard is effective for interim and annual periods beginning after December 15, 2016. Early adoption is permitted. Management does not believe that the adoption of the new standard will have any impact on its consolidated financial position, results of operations or cash flows and relevant disclosures.